Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following at:

	December 31, 2015	June 30, 2015
	(Unaudited)
Office furniture and equipment	$48,193	$46,233
Warehouse equipment	15,254	13,254
Molds and dies	4,200	6,650
Total, cost	67,647	66,137
Accumulated Depreciation	(29,995)	(23,845)
Property and equipment, net	$37,652	$42,292

Property and equipment consisted of the following at:

	June 30,
	2015	2014
Office furniture and equipment	$46,233	$12,298
Warehouse equipment	13,254	—
Molds & dies	6,650	—
	66,137	12,298
Less: Accumulated depreciation and amortization	(23,845)	(11,468)
Total Property and Equipment, net	$42,292	$830